XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                   (UNAUDITED)

                              XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                   (UNAUDITED)


                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital......................    1

Statement of Operations....................................................    2

Statement of Changes in Members' Capital - Net Assets......................    3

Statement of Cash Flows....................................................    4

Notes to Financial Statements..............................................    5

Schedule of Portfolio Investments..........................................   12

Schedule of Securities Sold, Not Yet Purchased.............................   19

XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                        JUNE 30, 2001
                                                                         (UNAUDITED)
ASSETS
Cash and cash equivalents                                                 $ 83,775
Investments in securities, at market (cost - $289,829)                     292,951
Due from broker                                                            164,108
Interest receivable                                                          1,081
Dividends receivable                                                            22
Other assets                                                                     3
                                                                          --------
       TOTAL ASSETS                                                        541,940
                                                                          --------
LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $121,398)        106,266
Withdrawals payable                                                         17,108
Dividends payable on securities sold, not yet purchased                         19
Administration fees payable                                                    353
Accrued expenses                                                               395
                                                                          --------
       TOTAL LIABILITIES                                                   124,141
                                                                          --------
             NET ASSETS                                                   $417,799
                                                                          ========
MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions  (net of syndication costs of $50)                  $412,248
Capital withdrawals                                                        (57,678)
Accumulated net investment gain                                                517
Accumulated net realized gain on investments                                44,458
Accumulated net unrealized appreciation                                     18,254
                                                                          --------
       MEMBERS' CAPITAL - NET ASSETS                                      $417,799
                                                                          ========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)


                                                                                  SIX MONTHS ENDED
                                                                                   JUNE 30, 2001
                                                                                     (UNAUDITED)
INVESTMENT INCOME
    Interest                                                                          $  6,471
    Dividends                                                                              177
                                                                                      --------
                                                                                         6,648
                                                                                      --------
EXPENSES
    OPERATING EXPENSES:
       Administration fees                                                               1,979
       Prime broker fees                                                                 1,251
       Accounting and investor servicing fees                                              206
       Professional fees                                                                   139
       Custodian fees                                                                      133
       Insurance expense                                                                    44
       Board of Managers' fees and expenses                                                 13
       Miscellaneous                                                                        59
                                                                                      --------
          TOTAL OPERATING EXPENSES                                                       3,824
       Dividends on securities sold, not yet purchased                                     250
                                                                                      --------
          TOTAL EXPENSES                                                                 4,074
                                                                                      --------
          NET INVESTMENT GAIN                                                            2,574
                                                                                      --------
REALIZED AND  UNREALIZED  GAIN  (LOSS) ON  INVESTMENTS  REALIZED  GAIN (LOSS) ON
    INVESTMENTS:
       Investment securities                                                           (80,515)
       Purchased options                                                               (11,259)
       Securities sold, not yet purchased                                               68,462
                                                                                      --------
          NET REALIZED LOSS ON INVESTMENTS                                             (23,312)
                                                                                      --------
    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                32,919
                                                                                      --------
          NET REALIZED AND UNREALIZED GAIN                                               9,607
                                                                                      --------
          INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES             $ 12,181
                                                                                      ========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED        YEAR ENDED
                                                        JUNE 30, 2001       DECEMBER 31, 2000
                                                         (UNAUDITED)
FROM INVESTMENT ACTIVITIES

    Net investment gain (loss)                             $  2,574              $   (371)
    Net realized gain (loss) on investments                 (23,312)               65,235
    Net change in unrealized appreciation on
        investments                                          32,919               (89,697)
                                                           --------              --------
       INCREASE (DECREASE) IN MEMBERS' CAPITAL
          DERIVED FROM INVESTMENT ACTIVITIES                 12,181               (24,833)

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                    71,685               225,590
    Capital withdrawals                                     (17,170)              (37,329)
                                                           --------              --------
       INCREASE IN MEMBERS' CAPITAL
          DERIVED FROM CAPITAL TRANSACTIONS                  54,515               188,261

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD              351,103               187,675
                                                           --------              --------

       MEMBERS' CAPITAL AT END OF PERIOD                   $417,799              $351,103
                                                           ========              ========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

STATEMENT OF CASH FLOWS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2001
                                                                                  (UNAUDITED)
CASH FLOWS FROM OPERATING ACTIVITIES
    Increase in Members' capital derived from investment activities                $ 12,181
Adjustments to reconcile increase in Members' capital derived from investment activities to net cash used in operating activities:
       Net increase in unrealized gains                                             (32,919)
       Decrease in due from broker                                                    9,406
       Decrease in investments in securities                                        133,884
       Increase in dividends receivable                                                 (22)
       Decrease in interest receivable                                                  323
       Increase in other assets                                                          (3)
       Decrease in securities sold, not yet purchased                               (94,882)
       Increase in withdrawals payable                                                  672
       Decrease in dividends payable on securities sold, not yet purchased              (43)
       Increase in administration fees payable                                           44
       Decrease in accrued expenses                                                    (167)
                                                                                   --------
          NET CASH USED IN OPERATING ACTIVITIES                                      28,474
                                                                                   --------
CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                            71,685
    Capital withdrawals                                                             (17,170)
                                                                                   --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES                                  54,515
                                                                                   --------
          NET CHANGE IN CASH                                                         82,989
             Cash and cash equivalents at beginning of period                           786
                                                                                   --------
             Cash and cash equivalents at end of period                            $ 83,775
                                                                                   ========

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
       CASH PAID DURING THE PERIOD FOR INTEREST                                    $     --
                                                                                   ========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Agreement dated as of February 10, 1999. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the "Board of Managers" and an "Adviser". CIBC
         Oppenheimer Advisors, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Company and is responsible for the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser.

         The acceptance of initial and additional contributions is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expenses are recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options held short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities (other than convertible debt securities) will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.   CASH EQUIVALENTS

         The company treats all highly liquid financial instruments that mature within three months as cash equivalents. At June 30, 2001, $72,653,338 in cash equivalents was held at PNC Bank.

         C.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company will be made. The Members are individually liable for the income taxes on their share of the Company's income.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services to the Company. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2001, CIBC WM earned $41,019 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         The Adviser of the Company will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory account with respect to the allocation period. During the six months ended June 30, 2001, the Incentive Allocation to the Adviser was $35,753.

         Each Member of the Board of Managers ("Managers") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager is an "interested person" of the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 2001, fees (including meeting fees and a pro-rata annual retainer) and expenses paid to the Managers totaled $19,200.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company,   and  in   that   capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2001, amounted to $861,943,328 and $906,383,520, respectively.

         At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2001, accumulated net unrealized appreciation on investments was $18,254,019 consisting of $43,364,448 gross unrealized appreciation and $25,110,429 gross unrealized depreciation.

         Due from broker represents receivables and payables from unsettled security trades and proceeds from securities sold, not yet purchased.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2001, the Company had no outstanding margin borrowings.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital. There were no transactions in forward contracts during the six months ended June 30, 2001.

         The Company maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:

                                                                              PUT OPTIONS
                                                             -------------------------------------------
                                                                NUMBER
                                                             OF CONTRACTS                       COST
                                                             ------------                  -------------
                  Beginning balance                               310                      $   8,990,930
                  Options purchased                             4,235                         12,443,884
                  Options closed                               (4,545)                      (21,434,814)
                                                             ------------                  -------------
                  Options outstanding at June 30, 2001           --                        $     --
                                                             ============                  =============

         There were no transactions in written options during the six months ended June 30, 2001.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------
     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The Company maintains positions in a variety of financial instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                   NET GAINS (LOSSES)
                                                FOR THE SIX MONTHS ENDED
                                                     JUNE 30, 2001
                                                ------------------------
         Equity securities                             $(7,926,032)
         Securities sold, not yet purchased             29,500,513
         Index options                                 (10,607,629)
         Fixed income securities                        (1,359,802)
                                                       ------------
                                                       $ 9,607,050
                                                       ===========

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                                                  MAY 4, 1999
                                                                                                                (COMMENCEMENT OF
                                                       SIX MONTHS ENDED              YEAR ENDED                 OPERATIONS) TO
                                                         JUNE 30, 2001             DECEMBER 31, 2000           DECEMBER 31, 1999
                                                       ----------------            -----------------           -----------------
     Ratio of net investment gain (loss)
             to average net assets                            1.34% *                   (0.11%)                    (2.67%) *
     Ratio operating expenses
             to average net assets                            1.98% *                    2.01%                      1.92% *
     Ratio to interest expense
             to average net assets                              N/A                      0.39%                      1.52% *
     Ratio of dividends on securities sold,
             not yet purchased to average
             net assets                                        0.13% *                   0.10%                      0.06% *
     Portfolio turnover rate                                 276.71%                   325.04%                     143.30%
     Total return**                                            2.78%                    (0.56%)                     79.07%
     Average debt ratio                                         N/A                      5.34%                      22.46%

           *  Annualized.
           ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total returns for a period of less than a full year are not annualized.


XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                                             JUNE 30, 2001
            SHARES                                                                            MARKET VALUE
                     COMMON STOCK - 63.05%
                        ADVERTISING SALES - 0.68%
              64,500       Lamar Advertising Co. *                                           $   2,838,000
                                                                                             -------------
                         APPLICATIONS SOFTWARE - 10.57%
              64,000       Citrix Systems, Inc.*                                                 2,233,600
              97,500       InforMax, Inc.*                                                         697,125
              26,003       Intuit, Inc.*                                                         1,039,860
             339,152       Microsoft Corp. *                               (a)                  24,758,096
              49,750       Parametric Technology Corp.*                                            696,002
              65,000       Peregrine Systems, Inc.*                                              1,885,000
              54,400       Pinnacle Systems, Inc.*                                                 329,120
             109,000       Rational Software Corp.*                                              3,057,450
             201,700       Siebel Systems, Inc.*                                                 9,459,730
                                                                                             -------------
                                                                                                44,155,983
                                                                                             -------------
                         BROADCASTING SERVICES/PROGRAMMING - 0.64%
              96,000       Fox Entertainment Group, Inc., Class A *                              2,678,400
                                                                                             -------------
                         BUSINESS-TO-BUSINESS/E-COMMERCE - 0.28%
               1,208       eMerge Interactive, Inc., Class A *                                       1,401
              59,460       i2 Technologies, Inc. *                                               1,177,308
                                                                                             -------------
                                                                                                 1,178,709
                                                                                             -------------
                         CABLE TELEVISION - 2.70%
              65,000       Adelphia Communications Corp., Class A*                               2,665,000
             128,000       Charter Communications, Inc., Class A *                               2,988,800
              64,100       Comcast Corp., Special Class A *                                      2,781,940
              32,500       Cox Communications, Inc., Class A*                                    1,439,750
              49,500       USA Networks, Inc. *                                                  1,386,000
                                                                                             -------------
                                                                                                11,261,490
                                                                                             -------------
                         CELLULAR TELECOMMUNICATIONS - 0.85%
             147,200       Sprint Corp., PCS Group *                                             3,554,880
                                                                                             -------------
                         CIRCUIT BOARDS - 0.33%
              44,800       Jabil Circuit, Inc. *                                                 1,382,528
                                                                                             -------------

The accompanying notes are an integral part of these financial statements.

                                     - 12 -


XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                                                             JUNE 30, 2001
            SHARES                                                                            MARKET VALUE
                     COMMON STOCK - (CONTINUED)
                         COMPUTER SERVICES - 0.50%
              51,990        Manhattan Associates, Inc.*                                      $   2,066,603
                                                                                             -------------
                         COMPUTERS - 2.26%
             129,000       Apple Computer, Inc. *                                                2,999,250
             247,000       Dell Computer Corp. *                                                 6,459,050
                                                                                             -------------
                                                                                                 9,458,300
                                                                                             -------------
                         COMPUTERS - INTEGRATED SYSTEMS - 0.48%
              45,200       Brocade Communications Systems, Inc. *                                1,988,348
                                                                                             -------------
                         COMPUTERS - MEMORY DEVICES - 0.55%
              27,010       VERITAS Software Corp. *                                              1,796,975
             129,000       Western Digital Corp. *                                                 509,550
                                                                                             -------------
                                                                                                 2,306,525
                                                                                             -------------
                         CONSULTING SERVICES - 0.42%
             113,750       KPMG Consulting, Inc.*                                                1,746,063
                                                                                             -------------
                         DECISION SUPPORT SOFTWARE - 0.52%
              65,000       Precise Software Solutions, Ltd.*                                     1,995,500
             130,000       Sagent Technology, Inc.*                                                195,000
                                                                                             -------------
                                                                                                 2,190,500
                                                                                             -------------
                         E-COMMERCE/PRODUCTS - 0.33%
              97,500       Amazon.com, Inc.*                                                     1,379,625
                                                                                             -------------
                         E-MARKETING INFORMATION - 0.45%
              65,000       Digitas, Inc.*                                                          286,000
             113,500       DoubleClick, Inc. *                                                   1,584,460
                                                                                             -------------
                                                                                                 1,870,460
                                                                                             -------------
                         E-SERVICES/CONSULTING - 0.46%
             193,000       Answerthink, Inc. *                                                   1,928,070
                  25       U.S. Interactive, Inc. *                                                      0
                                                                                             -------------
                                                                                                 1,928,070
                                                                                             -------------

The accompanying notes are an integral part of these financial statements.

                                     - 13 -


XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                                                             JUNE 30, 2001
            SHARES                                                                            MARKET VALUE
                     COMMON STOCK - (CONTINUED)
                         ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.15%
              97,500       Flextronics International, Ltd.*                                  $   2,545,725
              48,750       Sawtek, Inc.*                                                         1,147,088
             149,100       SCI Systems, Inc.*                                                    3,802,050
              81,250       Solectron Corp.*                                                      1,486,875
                                                                                             -------------
                                                                                                 8,981,738
                                                                                             -------------
                         ELECTRONIC COMPONENTS - SEMICONDUCTORS - 6.94%
             132,750       Altera Corp. *                                                        3,849,750
              81,250       Applied Micro Circuits Corp.*                                         1,397,500
              48,750       EMCORE Corp.*                                                         1,499,062
             129,000       Fairchild Semiconductor Corp.*                                        2,967,000
             390,150       Intel Corp.                                                          11,411,888
              65,000       Microchip Technology, Inc.*                                           2,172,950
              65,000       Texas Instruments, Inc.                                               2,073,500
              87,330       Xilinx, Inc.*                                                         3,601,489
                                                                                             -------------
                                                                                                28,973,139
                                                                                             -------------

                         ELECTRONIC DESIGN AUTOMATION - 0.35%
              78,000       Cadence Design Systems, Inc.*                                         1,453,140
                                                                                             -------------
                         ENTERPRISE SOFTWARE/SERVICE - 4.66%
              68,250       BMC Software, Inc. *                                                  1,538,355
              80,750       Computer Associates International, Inc.                               2,907,000
             127,500       Legato Systems, Inc.*                                                 2,033,625
             338,000       Oracle Corp. *                                                        6,422,000
              64,700       PeopleSoft, Inc. *                                                    3,185,181
              97,000       SAP AG-Sponsored ADR                                                  3,403,730
                                                                                             -------------
                                                                                                19,489,891
                                                                                             -------------
                         HEALTH CARE COST CONTAINMENT - 0.43%
              48,750       McKesson HBOC, Inc.                                                   1,809,600
                                                                                             -------------

The accompanying notes are an integral part of these financial statements.

                                     - 14 -


XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                                                             JUNE 30, 2001
            SHARES                                                                            MARKET VALUE
                     COMMON STOCK - (CONTINUED)
                         INDEX - 4.46%
             415,000       Amex Technology Select SPDR                                       $  11,690,550
               8,740       Nasdaq 100 Shares *                                                     399,418
              88,350       Semiconductor HOLDRs Trust                                            4,258,470
              18,740       SPDR Trust Series 1                                                   2,297,524
                                                                                             -------------
                                                                                                18,645,962
                                                                                             -------------
                         INTERNET APPLICATIONS SOFTWARE - 0.03%
              68,250        Kana Software, Inc.*                                                   139,230
                                                                                             -------------
                           INTERNET INCUBATORS - 0.00%
                 100       Internet Capital Group, Inc. *                                              200
                                                                                             -------------
                         INTERNET INFRASTRUCTURE SOFTWARE - 1.44%
              32,700       F5 Networks, Inc.*                                                      574,539
              65,000       Inktomi Corp.*                                                          623,350
              48,750       Openwave Systems, Inc.*                                               1,691,625
              65,000       Retek, Inc.*                                                          3,116,100
                                                                                             -------------
                                                                                                 6,005,614
                                                                                             -------------
                         INTERNET SECURITY - 0.94%
              39,000       Check Point Software Technologies, Ltd.*                              1,972,230
              32,500       VeriSign, Inc.*                                                       1,950,325
                                                                                             -------------
                                                                                                 3,922,555
                                                                                             -------------
                         LASERS SYSTEMS COMPONENTS - 0.39%
              64,000       Cymer, Inc. *                                                         1,618,560
                                                                                             -------------
                         MEDICAL - BIOMEDICAL/GENETICS - 1.20%
              50,750       Amgen, Inc. *                                                         3,079,510
              54,400       Millennium Pharmaceuticals, Inc. *                                    1,935,552
                                                                                             -------------
                                                                                                 5,015,062
                                                                                             -------------
                         MEDICAL DRUGS - 0.29%
              25,600       MedImmune, Inc. *                                                     1,208,320
                                                                                             -------------

The accompanying notes are an integral part of these financial statements.

                                     - 15 -


XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                                                             JUNE 30, 2001
            SHARES                                                                            MARKET VALUE
                     COMMON STOCK - (CONTINUED)
                         MULTIMEDIA - 0.81%
              65,000       Viacom, Inc., Class B*                                            $   3,363,750
                                                                                             -------------
                         NETWORKING PRODUCTS - 2.97%
             484,160       Cisco Systems, Inc. *                                                 8,811,712
              48,750       Extreme Networks, Inc.*                                               1,438,125
              65,190       Network Appliance, Inc*                                                 893,103
             146,250       Visual Networks, Inc.*                                                1,279,688
                                                                                             -------------
                                                                                                12,422,628
                                                                                             -------------
                         RADIO - 0.72%
              97,500       Emmis Communications Corp., Class A*                                  2,998,125
                                                                                             -------------
                         SATELLITE TELECOMMUNICATIONS - 0.49%
              63,000       EchoStar Communications Corp., Class A *                              2,042,460
                                                                                             -------------
                         SEMICONDUCTOR COMPONENTS - INTEGRATED
                         CIRCUITS - 4.87%
             141,280       Analog Devices, Inc.*                                                 6,110,360
             117,000       Integrated Circuit Systems, Inc.*                                     2,246,400
             145,250       Marvell Technology Group, Ltd. *                                      3,907,225
              81,250       Maxim Integrated Products, Inc. *                                     3,592,062
              89,600       Taiwan Semiconductor Manufacutring Co., Ltd.*                         1,361,024
              48,250       Triquint Semiconductor, Inc.*                                         1,085,625
              65,000       United Microelectronics Corp.*                                          578,500
              70,400       Vitesse Semiconductor Corp.*                                          1,481,216
                                                                                             -------------
                                                                                                20,362,412
                                                                                             -------------
                         SEMICONDUCTOR EQUIPMENT - 2.17%
              65,000       Amkor Technology, Inc.*                                               1,436,500
              96,000       ASM International N.V.*                                               1,905,600
              97,500       Axcelis Technologies, Inc.*                                           1,443,000
              32,500       Credence Systems Corp.*                                                 787,800
              80,750       Lam Research Corp.*                                                   2,394,238
              64,000       Mattson Technology, Inc.*                                             1,118,720
                                                                                             -------------
                                                                                                 9,085,858
                                                                                             -------------

The accompanying notes are an integral part of these financial statements.

                                     - 16 -


XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                                                             JUNE 30, 2001
            SHARES                                                                            MARKET VALUE
                     COMMON STOCK - (CONTINUED)
                         TELECOMMUNICATIONS EQUIPMENT - 2.65%
             222,420       ADC Telecommunications, Inc. *                                    $   1,467,972
              65,000       Advanced Fibre Communications, Inc.*                                  1,365,000
              65,000       ANTEC Corp.*                                                            806,000
              36,350       Comverse Technology, Inc.*                                            2,075,585
              69,900       Nokia Oyj, Sponsored ADR                                              1,551,081
              35,480       QUALCOMM, Inc.*                                                       2,074,870
             321,500       Telefonaktiebolaget LM Ericsson AB,
                             Sponsored ADR                                                       1,742,530
                                                                                             -------------
                                                                                                11,083,038
                                                                                             -------------
                         TELECOMMUNICATIONS EQUIPMENT -
                         FIBER OPTICS - 0.56%
              18,930       CIENA Corp. *                                                           719,340
              87,818       JDS Uniphase Corp. *                                                  1,097,725
             127,500       Luminent, Inc.*                                                         535,500
                                                                                             -------------
                                                                                                 2,352,565
                                                                                             -------------
                         TELEPHONE - INTEGRATED - 0.96%
              97,500       AT&T Corp.                                                            2,145,000
             130,000       WorldCom, Inc. *                                                      1,846,000
                                                                                             -------------
                                                                                                 3,991,000
                                                                                             -------------
                         WEB PORTALS/ISP - 1.09%
             323,000       EarthLink, Inc.*                                                      4,554,300
                                                                                             -------------
                         WIRELESS EQUIPMENT - 0.46%
              65,000       Loral Space & Communications, Ltd.*                                     182,000
              65,000       RF Micro Devices, Inc.*                                               1,753,050
                                                                                             -------------
                                                                                                 1,935,050
                         TOTAL COMMON STOCKS (COST $261,507,014)                               263,438,681
                                                                                             =============

         FACE AMOUNT
                     CONVERTIBLE BONDS - 7.07%
                         ADVERTISING AGENCIES - 2.42%
         $12,600,000       The Interpublic Group of Companies, Inc.,
                             06/01/06, 1.87%                                                    10,095,750
                                                                                             -------------

The accompanying notes are an integral part of these financial statements.

                                     - 17 -


XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                                                             JUNE 30, 2001
            SHARES                                                                            MARKET VALUE
                     COVERTIBLE BONDS - (CONTINUED)
                         ELECTRONIC COMPONENTS - SEMICONDUCTORS - 4.65%
          $9,450,000       Lattice Semiconductor Corp., 11/01/06, 4.75%                      $  13,041,000
           6,400,000       Semtech Corp., 02/01/07, 4.50%                                        6,376,000
                                                                                             -------------
                                                                                                19,417,000
                                                                                             -------------
                           TOTAL CONVERTIBLE BONDS (COST $28,322,250)                           29,512,750
                                                                                             =============
                           TOTAL INVESTMENTS (COST $289,829,264) - 70.12%                      292,951,431
                                                                                             -------------
                           OTHER ASSETS LESS LIABILITIES - 29.88% **                           124,847,323
                                                                                             -------------
                           NET ASSETS - 100.00%                                              $ 417,798,755
                                                                                             =============

(a) Partially or wholly held in a pledged account by the custodian as collateral for securities sold, not yet purchased.
 *  Non-income producing security
**  INCLUDES $72,653,338 INVESTED IN A PNC BANK MONEY MARKET ACCOUNT, WHICH IS
    17.39% OF NET ASSETS.

The accompanying notes are an integral part of these financial statements.

                                     - 18 -


XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                                             JUNE 30, 2001
            SHARES                                                                            MARKET VALUE
                     SECURITIES SOLD, NOT YET PURCHASED - (25.44%)
                         ADVERTISING AGENCIES - (1.19%)
              95,590       The Interpublic Group of Companies, Inc.                          $  (2,805,567)
              25,600       Omnicom Group, Inc.                                                  (2,201,600)
                                                                                             -------------
                                                                                                (5,007,167)
                                                                                             -------------
                         AEROSPACE - DEFENSE - (0.64%)
              48,250       The Boeing Co.                                                       (2,682,700)
                                                                                             -------------
                         APPLICATIONS SOFTWARE - (1.92%)
              52,000       HNC Software, Inc.*                                                  (1,300,000)
              32,500       National Instruments Corp.*                                          (1,054,625)
             121,200       Siebel Systems, Inc.*                                                (5,684,280)
                                                                                             -------------
                                                                                                (8,038,905)
                                                                                             -------------
                         AUDIO/VIDEO PRODUCTS - (0.18%)
              32,500       Polycom, Inc.*                                                         (750,425)
                                                                                             -------------
                         CELLULAR TELECOMMUNICATIONS - (0.45%)
             116,000       AT&T Wireless Group*                                                 (1,896,600)
                                                                                             -------------
                         CHEMICALS - SPECIALTY - (0.91%)
              45,000       Cabot Microelectronics Corp.*                                        (2,790,000)
              32,500       Great Lakes Chemical Corp.                                           (1,002,625)
                                                                                             -------------
                                                                                                (3,792,625)
                                                                                             -------------
                         COMMERCIAL SERVICES - (0.68%)
              38,990       Iron Mountain, Inc.*                                                 (1,748,312)
              32,500       Plexus Corp.*                                                        (1,072,500)
                                                                                             -------------
                                                                                                (2,820,812)
                                                                                             -------------
                         COMMERCIAL SERVICES - FINANCE - (0.44%)
              45,500       Paychex, Inc.                                                        (1,820,000)
                                                                                             -------------

The accompanying notes are an integral part of these financial statements.

                                     - 19 -


XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                                                             JUNE 30, 2001
            SHARES                                                                            MARKET VALUE
                     SECURITIES SOLD, NOT YET PURCHASED -  (CONTINUED)
                         COMPUTERS - (0.48%)
             128,000       Sun Microsystems, Inc.*                                           $  (2,012,160)
                                                                                             -------------

                         COMPUTER SERVICES - (1.04%)
              32,100       Affiliated Computer Services, Inc.*                                  (2,308,311)
              32,500       Electronic Data Systems Corp.                                        (2,031,250)
                                                                                             -------------
                                                                                                (4,339,561)
                                                                                             -------------
                         CONSULTING SERVICES - (0.39%)
              39,000       The Corporate Executive Board Co.*                                   (1,638,000)
                                                                                             -------------
                         DATA PROCESSING/ MANAGEMENT - (0.64%)
              32,000       Automatic Data Processing, Inc.                                      (1,590,400)
              37,340       Total System Services, Inc.                                          (1,060,456)
                                                                                             -------------
                                                                                                (2,650,856)
                                                                                             -------------
                         DECISION SUPPORT SOFTWARE - (0.03%)
               7,750       Cognos, Inc.*                                                          (130,277)
                                                                                             -------------
                         DISTRIBUTION - WHOLESALE - (0.94%)
              63,500       Fastenal Co.                                                         (3,935,730)
                                                                                             -------------
                         DIVERSIFIED MANUFACTURING OPERATIONS - (0.53%)
              19,300       Minnesota Mining & Manufacturing Co.                                 (2,202,130)
                                                                                             -------------
                         E-COMMERCE SERVICES - (0.87%)
              26,000       HomeStore.com, Inc.*                                                   (908,960)
              45,100       TMP Worldwide, Inc.*                                                 (2,706,000)
                                                                                             -------------
                                                                                                (3,614,960)
                                                                                             -------------
                         ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.43%)
              32,500       Gentex Corp.*                                                          (905,775)
              39,000       Vishay Intertechnology, Inc.*                                          (897,000)
                                                                                             -------------
                                                                                                (1,802,775)
                                                                                             -------------

The accompanying notes are an integral part of these financial statements.

                                     - 20 -


XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                                                             JUNE 30, 2001
            SHARES                                                                            MARKET VALUE
                     SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                         ELECTRONIC COMPONENTS - SEMICONDUCTORS - (3.88%)
              32,000       Broadcom Corp.*                                                   $  (1,368,320)
             340,600       Lattice Semiconductor Corp.*                                         (8,310,640)
              26,000       QLogic Corp.*                                                        (1,675,700)
              89,550       Semtech Corp.*                                                       (2,686,500)
              64,800       STMicroelectronics N.V.                                              (2,170,152)
                                                                                             -------------
                                                                                               (16,211,312)
                                                                                             -------------
                         ELECTRONIC DESIGN AUTOMATION - (0.22%)
              52,000       Mentor Graphics Corp.*                                                 (910,000)
                                                                                             -------------
                         ELECTRONICS - MILITARY - (0.24%)
              13,000       L-3 Communications Holdings, Inc.*                                     (991,900)
                                                                                             -------------
                         ENGINEERING/RESEARCH & DEVELOPMENT SERVICES - (0.30%)
              19,500       Jacobs Engineering Group, Inc.*                                      (1,271,985)
                                                                                             -------------
                         ENTERPRISE SOFTWARE/SERVICES - (0.74%)
              80,500       BEA Systems, Inc.*                                                   (2,472,155)
              26,000       Business Objects S.A., Sponsored ADR*                                  (613,600)
                                                                                             -------------
                                                                                                (3,085,755)
                                                                                             -------------
                         ENTERTAINMENT SOFTWARE - (0.36%)
              26,000       Electronic Arts, Inc.*                                               (1,505,400)
                                                                                             -------------
                         INSTRUMENTS - SCIENTIFIC - (0.48%)
              32,500       Millipore Corp.                                                      (2,014,350)
                                                                                             -------------
                         INTERNET APPLICATIONS SOFTWARE - (0.20%)
              48,750       Interwoven, Inc.*                                                      (823,875)
                                                                                             -------------
                         INTERNET BROKER - (0.25%)
              65,000       The Charles Schwab Corp.                                             (1,023,750)
                                                                                             -------------

The accompanying notes are an integral part of these financial statements.

                                     - 21 -


XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                                                             JUNE 30, 2001
            SHARES                                                                            MARKET VALUE
                     SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                         INTERNET CONTENT - INFORMATION/NETWORK - (0.02%)
              18,300       Ask Jeeves, Inc.*                                                 $     (34,770)
              17,830       MarketWatch.com, Inc.*                                                  (44,040)
                                                                                             -------------
                                                                                                   (78,810)
                                                                                             -------------
                         INTERNET SECURITY - (0.41%)
              39,000       Symantec Corp.*                                                      (1,703,910)
                                                                                             -------------
                         MEDICAL - WHOLESALE DRUG DISTRIBUTION - (0.53%)
              32,200       Cardinal Health, Inc.                                                (2,221,800)
                                                                                             -------------
                         MULTIMEDIA - (0.93%)
              32,000       AOL Time Warner, Inc.*                                               (1,696,000)
              32,000       The E.W. Scripps Co., Class A                                        (2,208,000)
                                                                                             -------------
                                                                                                (3,904,000)
                                                                                             -------------
                         NETWORKING PRODUCTS - (0.78%)
              48,750       Anixter International, Inc.*                                         (1,496,625)
              26,000       Black Box Corp. *                                                    (1,751,360)
                                                                                             -------------
                                                                                                (3,247,985)
                                                                                             -------------
                         RESPIRATORY PRODUCTS - (0.39%)
              32,500       ResMed, Inc.*                                                        (1,642,875)
                                                                                             -------------
                         RETAIL - COMPUTER EQUIPMENT - (0.56%)
              58,500       CDW Computer Centers, Inc.*                                          (2,323,035)
                                                                                             -------------
                         SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.21%)
              65,000       Atmel Corp.*                                                           (876,850)
                                                                                             -------------
                         SEMICONDUCTOR EQUIPMENT - (1.80%)
              32,050       Applied Materials, Inc.*                                             (1,573,655)
              52,000       Helix Technology Corp.                                               (1,584,960)
              51,500       KLA-Tencor Corp.*                                                    (3,011,205)
              32,000       Varian Semiconductor Equipment Associates, Inc.*                     (1,344,000)
                                                                                             -------------
                                                                                                (7,513,820)
                                                                                             -------------

The accompanying notes are an integral part of these financial statements.

                                     - 22 -


XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                                                             JUNE 30, 2001
            SHARES                                                                            MARKET VALUE
                     SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                        TELECOMMUNICATIONS EQUIPMENT - (0.46%)
             157,420       ADC Telecommunications, Inc.*                                     $  (1,038,972)
              45,500       Tellabs, Inc.*                                                         (881,790)
                                                                                             -------------
                                                                                                (1,920,762)
                                                                                             -------------
                         TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - (0.53%)
              87,818       JDS Uniphase Corp.*                                                  (1,097,725)
              65,000       Tycom, Ltd.*                                                         (1,118,000)
                                                                                             -------------
                                                                                                (2,215,725)
                                                                                             -------------
                         TELEVISION - (0.39%)
              38,400       Univision Communications, Inc., Class A*                             (1,642,752)
                                                                                             -------------
                           TOTAL SECURITIES SOLD, NOT YET PURCHASED
                                     (PROCEEDS $121,398,186)                                 $(106,266,334)
                                                                                             =============

The accompanying notes are an integral part of these financial statements.

                                     - 23 -